DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Disclosure of direct operating costs	The following table presents direct operating costs by nature for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
(US$ MILLIONS)	2025	2024	2023
Inventory costs	$9,257	$20,640	$33,450
Subcontractor and consultant costs	3,248	3,562	3,059
Concession construction materials and labor costs	204	163	299
Depreciation and amortization expense	3,030	3,204	3,592
Compensation	3,299	3,854	5,827
Other direct costs	3,113	3,460	3,794
Total	$22,151	$34,883	$50,021